CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2022
CASH AND CASH EQUIVALENTS.
Schedule of cash and cash equivalents

By item	12.31.2022	12.31.2021
	ThCh$	ThCh$
Cash	203,931	503,687
Bank balances	108,486,568	94,472,637
Other fixed rate instruments	182,991,488	209,335,696
Cash and cash equivalents	291,681,987	304,312,020

By currency	12.31.2022	12.31.2021
	ThCh$	ThCh$
USD	14,266,343	13,640,823
EUR	870,613	2,838,102
ARS	29,215,288	22,425,407
CLP	138,205,025	176,278,025
PYG	39,201,097	32,856,836
BRL	69,923,621	56,272,827
Cash and cash equivalents	291,681,987	304,312,020